Long-Term Debt (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Aug. 16, 2018 USD ($)
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 250,000,000
Credit Facilities [Member] | Alternative Base Rate [Member]
Debt Instrument [Line Items]
Borrowing margin (as a percent)	1.50%
Credit Facilities [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Borrowing margin (as a percent)	2.50%
Term Loan Facility Maturing In 2025 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Face amount of debt instrument		650,000,000
Facility maturity date	Aug. 16, 2025
Revolving Credit Facility Maturing In 2023 [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Facility maturity date	Aug. 16, 2023
Maximum borrowing capacity	$ 250,000,000
Consolidated First Lien Leverage Ratio	3.50
Threshold percentage included in financial covenant	30.00%
Revolving Credit Facility Maturing In 2023 [Member] | Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 25,000,000
2026 Notes [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Face amount of debt instrument		$ 350,000,000
Facility maturity date	Aug. 15, 2026
Fixed interest rate per annum		6.75%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed	100.00%
Debt Instrument, Redemption Price, Percentage	40.00%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed, If Triggering Event Occurs	101.00%
Other [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Five	$ 7,000,000
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Four	7,000,000
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Three	7,000,000
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two	7,000,000
Long-term Debt and Capital Lease Obligations, Repayments of Principal in Next Twelve Months	7,000,000
Interest rate swap contracts [Member]
Debt Instrument [Line Items]
Notional amount	$ 350,000,000
Weighted Average Fixed Rate (as a percent)	3.0865%
Derivative, Basis Spread on Variable Rate	2.50%